Organization and Principal Activities - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 08, 2017	Feb. 28, 2017	Aug. 31, 2017	Apr. 26, 2017	Apr. 25, 2017	Dec. 16, 2016	Aug. 31, 2016	Jan. 27, 2016
Organization And Principal Activities [Line Items]
Date of incorporation of the company			Dec. 16, 2016
Share capital, issued			117,250,000	5,000,000,000	500,000,000	10	100,000,000
Share capital, par value			$ 0.00001			$ 0.00001	$ 0.00001
Authorized share capital						$ 50,000
Shares authorized						5,000,000,000
Share capital, outstanding	100,000,000	100,000,000	117,250,000	100,000,000	10,000,000		100,000,000
Impetus
Organization And Principal Activities [Line Items]
Shares issued for exchange of equity interest	99,999,990	99,999,990
Percentage of equity interest acquired	100.00%	100.00%						100.00%
Ms. M
Organization And Principal Activities [Line Items]
Percentage of shares held	72.60%
Ms. H
Organization And Principal Activities [Line Items]
Percentage of shares held	20.00%
Mr. He | Chief Executive Officer
Organization And Principal Activities [Line Items]
Percentage of shares held	7.40%